Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Communication Services (8.0%)
Activision Blizzard, Inc.	97,136	8,314
Alphabet, Inc. - Class A *	820,471	85,107
Alphabet, Inc. - Class C *	715,739	74,437
AT&T, Inc.	978,988	18,846
Charter Communications, Inc. - Class A *	15,125	5,409
Comcast Corp. - Class A	579,881	21,983
DISH Network Corp. - Class A *	34,111	318
Electronic Arts, Inc.	36,041	4,341
Fox Corp. - Class A	42,670	1,453
Fox Corp. - Class B	19,610	614
The Interpublic Group of Companies, Inc.	53,804	2,004
Live Nation Entertainment, Inc. *	19,386	1,357
Match Group, Inc. *	38,733	1,487
Meta Platforms, Inc. - Class A *	306,821	65,028
Netflix, Inc. *	61,391	21,209
News Corp. - Class A	53,931	931
News Corp. - Class B	16,798	293
Omnicom Group, Inc.	27,902	2,632
Paramount Global - Class B	68,901	1,537
Take-Two Interactive
Software, Inc. *	21,634	2,581
T-Mobile US, Inc. *	82,132	11,896
Verizon Communications, Inc.	576,901	22,436
The Walt Disney Co. *	251,825	25,215
Warner Bros. Discovery, Inc. *	299,918	4,529

Total		383,957

Consumer Discretionary (10.0%)
Advance Auto Parts, Inc.	8,285	1,008
Amazon.com, Inc. *	1,228,949	126,938
Aptiv PLC *	36,968	4,147
AutoZone, Inc. *	2,659	6,536
Bath & Body Works, Inc.	31,151	1,139
Best Buy Co., Inc.	27,460	2,149
Booking Holdings, Inc. *	5,418	14,371
BorgWarner, Inc.	32,487	1,595
Caesars Entertainment, Inc. *	28,727	1,402
CarMax, Inc. *	21,680	1,394
Carnival Corp. *	134,683	1,367

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Chipotle Mexican Grill, Inc. *	3,777	6,452
D.R. Horton, Inc.	43,442	4,244
Darden Restaurants, Inc.	16,917	2,625
Domino’s Pizza, Inc.	4,889	1,613
eBay, Inc.	75,928	3,369
Etsy, Inc. *	17,231	1,918
Expedia Group, Inc. *	20,744	2,013
Ford Motor Co.	538,876	6,790
Garmin, Ltd.	20,577	2,077
General Motors Co.	192,251	7,052
Genuine Parts Co.	19,204	3,213
Hasbro, Inc.	17,580	944
Hilton Worldwide Holdings, Inc.	37,748	5,318
The Home Depot, Inc.	140,622	41,500
Las Vegas Sands Corp. *	45,538	2,616
Lennar Corp. - Class A	34,697	3,647
LKQ Corp.	35,613	2,021
Lowe’s Companies, Inc.	83,358	16,669
Marriott International, Inc. - Class A	37,641	6,250
McDonald’s Corp.	100,965	28,231
MGM Resorts International	44,519	1,978
Mohawk Industries, Inc. *	6,980	700
Newell Brands, Inc.	49,793	619
NIKE, Inc. - Class B	172,495	21,155
Norwegian Cruise Line Holdings, Ltd. *	57,774	777
NVR, Inc. *	419	2,335
O’Reilly Automotive, Inc. *	8,699	7,385
Pool Corp.	5,435	1,861
PulteGroup, Inc.	32,228	1,878
Ralph Lauren Corp.	5,853	683
Ross Stores, Inc.	47,835	5,077
Royal Caribbean Cruises, Ltd. *	29,997	1,959
Starbucks Corp.	157,679	16,419
Tapestry, Inc.	34,111	1,471
Tesla, Inc. *	370,746	76,915
The TJX Cos., Inc.	159,981	12,536
Tractor Supply Co.	15,233	3,580
Ulta Beauty, Inc. *	7,083	3,865
VF Corp.	44,116	1,011
Whirlpool Corp.	7,622	1,006
Wynn Resorts, Ltd. *	14,416	1,613
Yum! Brands, Inc.	39,039	5,156

Total		480,587

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Consumer Staples (7.1%)
Altria Group, Inc.	245,555	10,957
Archer-Daniels-Midland Co.	76,577	6,100
Brown-Forman Corp. - Class B	25,179	1,618
Bunge, Ltd.	20,558	1,964
Campbell Soup Co.	27,937	1,536
Church & Dwight Co., Inc.	33,144	2,930
The Clorox Co.	16,949	2,682
The Coca-Cola Co.	536,521	33,280
Colgate-Palmolive Co.	114,728	8,622
Conagra Brands, Inc.	65,083	2,445
Constellation Brands, Inc. - Class A	22,298	5,037
Costco Wholesale Corp.	61,168	30,393
Dollar General Corp.	31,029	6,530
Dollar Tree, Inc. *	28,801	4,134
The Estee Lauder Cos., Inc. - Class A	31,629	7,795
General Mills, Inc.	81,282	6,946
The Hershey Co.	20,040	5,098
Hormel Foods Corp.	39,922	1,592
The J.M. Smucker Co.	14,454	2,275
Kellogg Co.	35,160	2,354
Keurig Dr. Pepper, Inc.	115,930	4,090
Kimberly-Clark Corp.	45,951	6,168
The Kraft Heinz Co.	108,684	4,203
The Kroger Co.	88,977	4,393
Lamb Weston Holdings, Inc.	19,529	2,041
McCormick & Co., Inc.	34,058	2,834
Molson Coors Beverage Co. - Class B	25,954	1,341
Mondelez International, Inc.	187,693	13,086
Monster Beverage Corp. *	104,962	5,669
PepsiCo, Inc.	189,247	34,500
Philip Morris International, Inc.	212,941	20,709
The Procter & Gamble Co.	326,044	48,480
Sysco Corp.	69,516	5,369
Target Corp.	63,269	10,479
Tyson Foods, Inc. - Class A	39,540	2,346
Walgreens Boots Alliance, Inc.	97,233	3,362
Walmart, Inc.	194,489	28,677

Total		342,035

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Energy (4.6%)
APA Corp.	44,554	1,607
Baker Hughes	138,049	3,984
Chevron Corp.	245,228	40,011
ConocoPhillips	168,709	16,738
Coterra Energy, Inc.	109,286	2,682
Devon Energy Corp.	89,345	4,522
Diamondback Energy, Inc.	25,334	3,424
EOG Resources, Inc.	79,963	9,166
EQT Corp.	50,442	1,609
Exxon Mobil Corp.	567,666	62,250
Halliburton Co.	123,748	3,915
Hess Corp.	38,081	5,040
Kinder Morgan, Inc.	270,523	4,737
Marathon Oil Corp.	92,453	2,215
Marathon Petroleum Corp.	62,584	8,438
Occidental Petroleum Corp.	101,678	6,348
ONEOK, Inc.	60,900	3,869
Phillips 66	65,249	6,615
Pioneer Natural Resources Co.	32,565	6,651
Schlumberger, Ltd.	194,781	9,564
Targa Resources Corp.	30,908	2,255
Valero Energy Corp.	53,923	7,528
The Williams Cos., Inc.	165,192	4,933

Total		218,101

Financials (12.8%)
Aflac, Inc.	78,462	5,062
The Allstate Corp.	36,881	4,087
American Express Co.	81,840	13,499
American International Group, Inc.	103,756	5,225
Ameriprise Financial, Inc.	14,759	4,524
Aon PLC	28,804	9,082
Arch Capital Group, Ltd. *	50,394	3,420
Arthur J. Gallagher & Co.	28,962	5,541
Assurant, Inc.	7,147	858
Bank of America Corp.	962,126	27,517
The Bank of New York Mellon Corp.	100,792	4,580
Berkshire Hathaway, Inc. - Class B *	248,367	76,688
BlackRock, Inc.	20,571	13,764
Brown & Brown, Inc.	31,816	1,827
Capital One Financial Corp.	52,370	5,036
Cboe Global Markets, Inc.	14,402	1,933
The Charles Schwab Corp.	210,264	11,014
Chubb, Ltd.	56,985	11,065
Cincinnati Financial Corp.	21,722	2,435

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Financials continued
Citigroup, Inc.	266,052	12,475
Citizens Financial Group, Inc.	67,739	2,057
CME Group, Inc.	49,043	9,393
Comerica, Inc.	17,893	777
Discover Financial Services	37,273	3,684
Everest Re Group, Ltd.	5,448	1,950
FactSet Research Systems, Inc.	5,233	2,172
Fidelity National Information Services, Inc.	82,835	4,500
Fifth Third Bancorp	94,118	2,507
First Republic Bank	24,931	349
Fiserv, Inc. *	87,268	9,864
FLEETCOR Technologies, Inc. *	10,235	2,158
Franklin Resources, Inc.	37,588	1,013
Global Payments, Inc.	37,818	3,980
Globe Life, Inc.	12,303	1,354
The Goldman Sachs Group, Inc.	46,580	15,237
The Hartford Financial Services Group, Inc.	44,091	3,073
Huntington Bancshares, Inc.	195,187	2,186
Intercontinental Exchange, Inc.	76,199	7,947
Invesco, Ltd.	62,069	1,018
Jack Henry & Associates, Inc.	9,805	1,478
JPMorgan Chase & Co.	404,342	52,690
KeyCorp	126,465	1,583
Lincoln National Corp.	21,136	475
Loews Corp.	27,287	1,583
M&T Bank Corp.	23,962	2,865
MarketAxess Holdings, Inc.	5,237	2,049
Marsh & McLennan Cos., Inc.	67,981	11,322
Mastercard, Inc. - .Class A	116,471	42,327
MetLife, Inc.	91,418	5,297
Moody’s Corp.	21,532	6,589
Morgan Stanley	180,101	15,813
MSCI, Inc.	11,002	6,158
Nasdaq, Inc.	46,248	2,528
Northern Trust Corp.	28,671	2,527
PayPal Holdings, Inc. *	157,796	11,983
The PNC Financial Services Group, Inc.	56,092	7,129
Principal Financial Group, Inc.	31,872	2,369
The Progressive Corp.	80,628	11,535
Prudential Financial, Inc.	50,859	4,208

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Financials continued
Raymond James Financial, Inc.	26,365	2,459
Regions Financial Corp.	127,547	2,367
S&P Global, Inc.	45,742	15,770
State Street Corp.	50,160	3,797
Synchrony Financial	65,734	1,911
T. Rowe Price Group, Inc.	30,827	3,480
The Travelers Cos., Inc.	32,544	5,578
Truist Financial Corp.	180,785	6,165
U.S. Bancorp	192,054	6,924
Visa, Inc. - Class A	224,591	50,636
W.R. Berkley Corp.	28,414	1,769
Wells Fargo & Co.	525,276	19,635
Willis Towers Watson PLC	15,120	3,514
Zions Bancorp NA	20,072	601

Total		611,965

Health Care (14.0%)
Abbott Laboratories	240,352	24,338
AbbVie, Inc.	243,785	38,852
Agilent Technologies, Inc.	40,703	5,631
Align Technology, Inc. *	9,937	3,320
AmerisourceBergen Corp.	22,246	3,562
Amgen, Inc.	73,294	17,719
Baxter International, Inc.	69,248	2,809
Becton Dickinson and Co.	38,914	9,633
Biogen, Inc. *	19,862	5,522
Bio-Rad Laboratories, Inc. - Class A *	2,969	1,422
Bio-Techne Corp.	21,192	1,572
Boston Scientific Corp. *	196,747	9,843
Bristol-Myers Squibb Co.	293,091	20,314
Cardinal Health, Inc.	36,935	2,789
Catalent, Inc. *	24,453	1,607
Centene Corp. *	77,990	4,930
Charles River Laboratories International, Inc. *	6,814	1,375
Cigna Corp.	41,997	10,731
The Cooper Cos., Inc.	6,765	2,526
CVS Health Corp.	177,015	13,154
Danaher Corp.	90,357	22,774
DaVita, Inc. *	7,599	616
DENTSPLY SIRONA, Inc.	30,149	1,184
Dexcom, Inc. *	53,233	6,185
Edwards Lifesciences Corp. *	84,512	6,992
Elevance Health, Inc.	32,776	15,071
Eli Lilly & Co.	108,715	37,335

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Health Care continued
GE HealthCare Technologies, Inc. *	50,030	4,104
Gilead Sciences, Inc.	172,287	14,295
HCA Healthcare, Inc.	29,372	7,745
Henry Schein, Inc. *	18,723	1,527
Hologic, Inc. *	34,293	2,767
Humana, Inc.	17,268	8,383
IDEXX Laboratories, Inc. *	11,391	5,696
Illumina, Inc. *	21,436	4,985
Incyte Corp. *	25,678	1,856
Insulet Corp. *	9,534	3,041
Intuitive Surgical, Inc. *	48,666	12,433
IQVIA Holdings, Inc. *	25,448	5,061
Johnson & Johnson	360,407	55,863
Laboratory Corp. of America Holdings	12,378	2,840
McKesson Corp.	18,877	6,721
Medtronic PLC	182,577	14,719
Merck & Co., Inc.	349,504	37,184
Mettler-Toledo International, Inc. *	3,076	4,707
Moderna, Inc. *	45,905	7,050
Molina Healthcare, Inc. *	7,880	2,108
Organon & Co.	34,671	815
PerkinElmer, Inc.	17,351	2,312
Pfizer, Inc.	773,795	31,571
Quest Diagnostics, Inc.	15,918	2,252
Regeneron Pharmaceuticals, Inc. *	14,820	12,177
ResMed, Inc.	20,038	4,388
STERIS PLC	13,580	2,598
Stryker Corp.	46,264	13,207
Teleflex, Inc.	6,424	1,627
Thermo Fisher Scientific, Inc.	54,064	31,161
UnitedHealth Group, Inc.	128,800	60,870
Universal Health Services, Inc. - Class B	9,104	1,157
Vertex Pharmaceuticals, Inc. *	35,260	11,109
Viatris, Inc.	166,424	1,601
Waters Corp. *	8,069	2,498
West Pharmaceutical Services, Inc.	10,205	3,536
Zimmer Biomet Holdings, Inc.	28,593	3,694
Zoetis, Inc.	63,912	10,637

Total		672,101

Industrials (8.6%)
3M Co.	75,538	7,940
A.O. Smith Corp.	17,636	1,220
Alaska Air Group, Inc. *	17,059	716

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Allegion PLC	12,067	1,288
American Airlines Group, Inc. *	88,090	1,299
AMETEK, Inc.	31,317	4,551
Automatic Data Processing, Inc.	56,982	12,686
The Boeing Co. *	77,519	16,467
Broadridge Financial Solutions, Inc.	15,949	2,338
C.H. Robinson Worldwide, Inc.	16,903	1,680
Carrier Global Corp.	115,143	5,268
Caterpillar, Inc.	72,031	16,484
Cintas Corp.	11,856	5,486
Copart, Inc. *	58,372	4,390
CoStar Group, Inc. *	55,864	3,846
CSX Corp.	292,163	8,747
Cummins, Inc.	19,166	4,578
Deere & Co.	37,276	15,391
Delta Air Lines, Inc. *	87,814	3,066
Dover Corp.	19,552	2,971
Eaton Corp. PLC	54,346	9,312
Emerson Electric Co.	80,561	7,020
Equifax, Inc.	16,887	3,425
Expeditors International of Washington, Inc.	22,751	2,505
Fastenal Co.	78,066	4,211
FedEx Corp.	32,618	7,453
Fortive Corp.	48,784	3,326
Generac Holdings, Inc. *	8,613	930
General Dynamics Corp.	30,684	7,002
General Electric Co.	150,092	14,349
Honeywell International, Inc.	91,922	17,568
Howmet Aerospace, Inc.	51,011	2,161
Huntington Ingalls Industries, Inc.	5,379	1,114
IDEX Corp.	10,443	2,413
Illinois Tool Works, Inc.	38,438	9,358
Ingersoll-Rand, Inc.	55,152	3,209
J.B. Hunt Transport Services, Inc.	11,517	2,021
Jacobs Solutions, Inc.	17,445	2,050
Johnson Controls International PLC	94,349	5,682
L3Harris Technologies, Inc.	26,158	5,133
Leidos Holdings, Inc.	18,535	1,706
Lockheed Martin Corp.	31,321	14,806
Masco Corp.	30,771	1,530
Nordson Corp.	7,294	1,621
Norfolk Southern Corp.	32,226	6,832
Northrop Grumman Corp.	19,817	9,150
Old Dominion Freight Line, Inc.	12,453	4,244

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Otis Worldwide Corp.	57,341	4,840
PACCAR, Inc.	71,958	5,267
Parker Hannifin Corp.	17,516	5,887
Paychex, Inc.	43,577	4,994
Pentair PLC	22,947	1,268
Quanta Services, Inc.	19,515	3,252
Raytheon Technologies Corp.	201,464	19,729
Republic Services, Inc.	28,276	3,824
Robert Half International, Inc.	14,988	1,208
Rockwell Automation, Inc.	15,768	4,627
Rollins, Inc.	30,518	1,145
Snap-on, Inc.	7,239	1,787
Southwest Airlines Co.	80,951	2,634
Stanley Black & Decker, Inc.	20,474	1,650
Textron, Inc.	29,542	2,087
Trane Technologies PLC	31,717	5,835
TransDigm Group, Inc.	7,150	5,270
Union Pacific Corp.	85,175	17,142
United Continental Holdings, Inc. *	44,908	1,987
United Parcel Service, Inc. - Class B	100,606	19,517
United Rentals, Inc.	9,549	3,779
Verisk Analytics, Inc.	21,607	4,146
W.W. Grainger, Inc.	6,178	4,255
Waste Management, Inc.	51,322	8,374
Westinghouse Air Brake Technologies Corp.	24,771	2,503
Xylem, Inc.	24,425	2,557

Total		410,107

Information Technology (25.8%)
Accenture PLC - Class A	86,810	24,811
Adobe, Inc. *	63,108	24,320
Advanced Micro Devices, Inc. *	222,263	21,784
Akamai Technologies, Inc. *	21,741	1,702
Amphenol Corp. - Class A	81,162	6,633
Analog Devices, Inc.	71,019	14,006
ANSYS, Inc. *	11,847	3,943
Apple, Inc.	2,050,192	338,077
Applied Materials, Inc.	116,218	14,275
Arista Networks, Inc. *	34,120	5,727
Autodesk, Inc. *	29,502	6,141
Broadcom, Inc.	57,606	36,957
Cadence Design Systems, Inc. *	37,814	7,944
CDW Corp.	18,598	3,625
Ceridian HCM Holding, Inc. *	20,884	1,529

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Cisco Systems, Inc.	565,016	29,536
Cognizant Technology Solutions Corp. - Class A	70,684	4,307
Corning, Inc.	103,095	3,637
DXC Technology Co. *	31,366	802
Enphase Energy, Inc. *	18,483	3,887
EPAM Systems, Inc. *	7,827	2,340
F5, Inc. *	8,201	1,195
Fair Isaac Corp. *	3,468	2,437
First Solar, Inc. *	13,619	2,962
Fortinet, Inc. *	89,300	5,935
Gartner, Inc. *	10,923	3,558
Hewlett Packard Enterprise Co.	177,540	2,828
HP, Inc.	124,171	3,644
Intel Corp.	566,898	18,521
International Business Machines Corp.	124,194	16,281
Intuit, Inc.	38,719	17,262
Juniper Networks, Inc.	44,995	1,549
Keysight Technologies, Inc. *	24,680	3,985
KLA Corp.	19,349	7,724
Lam Research Corp.	18,690	9,908
Microchip Technology, Inc.	75,655	6,338
Micron Technology, Inc.	150,519	9,082
Microsoft Corp.	1,026,128	295,833
Monolithic Power Systems, Inc.	6,065	3,036
Motorola Solutions, Inc.	22,707	6,497
NetApp, Inc.	29,982	1,914
NortonLifeLock, Inc.	80,787	1,386
NVIDIA Corp.	339,111	94,195
NXP Semiconductors NV	35,888	6,692
ON Semiconductor Corp. *	58,929	4,851
Oracle Corp.	211,857	19,686
Paycom Software, Inc. *	6,632	2,016
PTC, Inc. *	14,404	1,847
Qorvo, Inc. *	14,082	1,430
QUALCOMM, Inc.	153,984	19,645
Roper Technologies, Inc.	14,478	6,380
Salesforce, Inc. *	137,850	27,540
Seagate Technology Holdings PLC	26,807	1,772
ServiceNow, Inc. *	27,984	13,005
Skyworks Solutions, Inc.	22,141	2,612
SolarEdge
Technologies, Inc. *	7,678	2,334
Synopsys, Inc. *	21,011	8,116
TE Connectivity, Ltd.	43,695	5,731
Teledyne Technologies, Inc. *	6,386	2,857

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Teradyne, Inc.	21,347	2,295
Texas Instruments, Inc.	124,671	23,190
Trimble, Inc. *	34,306	1,798
Tyler Technologies, Inc. *	5,685	2,016
VeriSign, Inc. *	12,923	2,731
Western Digital Corp. *	44,019	1,658
Zebra Technologies Corp. - Class A *	7,122	2,265

Total		1,234,520

Materials (2.6%)
Air Products and
Chemicals, Inc.	30,614	8,793
Albemarle Corp.	15,981	3,532
Amcor PLC	203,784	2,319
Avery Dennison Corp.	11,082	1,983
Ball Corp.	43,463	2,395
Celanese Corp. - Class A	13,601	1,481
CF Industries Holdings, Inc.	27,188	1,971
Corteva, Inc.	98,151	5,920
Dow, Inc.	98,748	5,413
DuPont de Nemours, Inc.	63,152	4,532
Eastman Chemical Co.	16,757	1,413
Ecolab, Inc.	33,833	5,600
FMC Corp.	17,080	2,086
Freeport-McMoRan, Inc.	195,117	7,982
International Flavors & Fragrances, Inc.	35,022	3,221
International Paper Co.	50,266	1,813
Linde PLC	68,000	24,170
LyondellBasell Industries NV - Class A	34,717	3,260
Martin Marietta Materials, Inc.	8,458	3,003
The Mosaic Co.	47,110	2,161
Newmont Corp.	108,025	5,295
Nucor Corp.	35,719	5,518
Packaging Corp. of America	12,708	1,764
PPG Industries, Inc.	32,034	4,279
Sealed Air Corp.	19,812	910
The Sherwin-Williams Co.	32,182	7,234
Steel Dynamics, Inc.	22,911	2,590
Vulcan Materials Co.	18,022	3,092
WestRock Co.	34,564	1,053

Total		124,783

Real Estate (2.5%)
Alexandria Real Estate Equities, Inc.	21,713	2,727
American Tower Corp.	63,957	13,069
AvalonBay Communities, Inc.	19,230	3,232

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
Boston Properties, Inc.	19,540	1,058
Camden Property Trust	15,182	1,592
CBRE Group, Inc. - Class A *	44,330	3,228
Crown Castle International Corp.	59,689	7,989
Digital Realty Trust, Inc.	39,637	3,897
Equinix, Inc.	12,711	9,165
Equity Residential	46,410	2,785
Essex Property Trust, Inc.	8,971	1,876
Extra Space Storage, Inc.	18,499	3,014
Federal Realty
Investment Trust	9,945	983
Healthpeak Properties, Inc.	74,265	1,632
Host Hotels & Resorts, Inc.	97,298	1,604
Invitation Homes, Inc.	79,117	2,471
Iron Mountain, Inc.	39,752	2,103
Kimco Realty Corp.	84,389	1,648
Mid-America Apartment Communities, Inc.	15,777	2,383
Prologis, Inc.	127,246	15,876
Public Storage	21,557	6,513
Realty Income Corp.	86,148	5,455
Regency Centers Corp.	21,039	1,287
SBA Communications Corp.	14,831	3,872
Simon Property Group, Inc.	45,069	5,046
UDR, Inc.	42,786	1,757
Ventas, Inc.	55,187	2,392
VICI Properties, Inc.	138,359	4,513
Welltower, Inc.	64,907	4,653
Weyerhaeuser Co.	100,972	3,042

Total		120,862

Utilities (2.8%)
The AES Corp.	91,753	2,209
Alliant Energy Corp.	34,454	1,840
Ameren Corp.	35,531	3,070
American Electric Power Co., Inc.	70,100	6,378
American Water Works Co., Inc.	26,600	3,897
Atmos Energy Corp.	19,735	2,217
CenterPoint Energy, Inc.	86,516	2,549
CMS Energy Corp.	40,251	2,471
Consolidated Edison, Inc.	48,514	4,641
Constellation Energy Corp.	44,597	3,501
Dominion Energy, Inc.	113,591	6,351
DTE Energy Co.	26,492	2,902
Duke Energy Corp.	105,778	10,204
Edison International	52,691	3,719

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Entergy Corp.	27,973	3,014
Evergy, Inc.	31,291	1,913
Eversource Energy	47,845	3,744
Exelon Corp.	136,504	5,718
FirstEnergy Corp.	74,066	2,967
NextEra Energy, Inc.	273,930	21,115
NiSource, Inc.	55,036	1,539
NRG Energy, Inc.	32,181	1,103
PG&E Corp. *	219,626	3,551

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Pinnacle West Capital Corp.	15,533	1,231
PPL Corp.	100,820	2,802
Public Service Enterprise Group, Inc.	68,537	4,280
Sempra Energy	42,913	6,487
The Southern Co.	149,544	10,405
WEC Energy Group, Inc.	43,219	4,097

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)

Utilities continued
Xcel Energy, Inc.	75,438	5,088

Total		135,003

Total Common Stocks (Cost: $1,772,489)		4,734,021

Total Investments (98.8%) (Cost: $1,772,489)@		4,734,021

Other Assets, Less Liabilities (1.2%)		59,415

Net Assets (100.0%)		4,793,436

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini S&P 500 Futures	Long	USD	14	284	6/23	$58,756	$3,477	$820

							$3,477	$820

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$820	$820	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,772,489 and the net unrealized appreciation of investments based on that cost was $2,965,009 which is comprised of $3,064,031 aggregate gross unrealized appreciation and $99,022 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

		Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$4,734,021	$—	$—
Other Financial Instruments^
Futures	3,477	—	—

Total Assets:	$4,737,498	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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